Prepayments - Summary of Prepayments (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement Of Financial Position [Abstract]
Prepaid taxes	₱ 11,466	₱ 10,451
Prepaid fees and licenses	915	848
Prepaid rent	672	2,126
Prepaid benefit costs (Note 25)	393	400
Prepaid repairs and maintenance	204	207
Prepaid insurance (Note 24)	63	105
Prepaid selling and promotions (Note 24)	6	289
Other prepayments (Note 24)	296	577
Prepayments	14,015	15,003
Less current portion of prepayments	7,760	9,633
Noncurrent portion of prepayments	₱ 6,255	₱ 5,370